File No. 33-57200

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 6

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
 GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2 SUNBELT UTILITIES
                     INCOME TRUST, SERIES 1
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 28, 1999
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
April 28, 1999.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2
                                298,178 UNITS


PROSPECTUS
Part One
Dated May 26, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Great Plains Utilities Income Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks issued by public utility companies incorporated or headquartered in the States of Colorado, Iowa, Kansas, Minnesota, Missouri, Nebraska, North Dakota and South Dakota (the "Great Plains"), except up to 10% of the original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region. At April 16, 1999, each Unit represented a 1/298,178 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 100 Units is equal to the aggregate value of the Equity Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust divided by the number of Units outstanding, multiplied by 100, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested) excluding income and principal cash). At April 16, 1999, the Public Offering Price per 100 Units was $1,145.77 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Number of Units                                                        298,178
Fractional Undivided Interest in the Trust per Unit                  1/298,178
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $3,307,743
  Aggregate Value of Securities per 100 Units                        $1,109.32
  Income and Principal cash in the Portfolio                            $6,394
  Income and Principal cash per 100 Units                                $2.14
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash) per 100 Units                  $34.31
  Public Offering Price per 100 Units                                $1,145.77
Redemption Price and Sponsor's Repurchase Price per
  100 Units ($34.31 less than the Public Offering Price
  per 100 Units)                                                     $1,111.46

Date Trust Established                                       February 17, 1993
Mandatory Termination Date                                       March 1, 2000

Calculation of Estimated Net Annual Dividends per Unit:
  Estimated Gross Annual Dividends per 100 Units
    (based on the most recent quarterly dividend
    declared by each issuer)                                            $65.93
  Estimated Annual Expense per 100 Units                                  2.25
                                                                        ______
  Estimated Net Annual Dividends per 100 Units                          $63.68
                                                                        ======

Evaluator's Annual Fee: $.30 per 100 Units outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                Maximum of $.25 per 100
  of the Sponsor                                    Units outstanding annually

Trustee's Annual Fee:  $.74 per 100 Units outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  The last day of each month.
Discretionary Liquidation Amount: The Trust may be terminated if the value thereof is less than 20% of the total value of Equity Securities deposited in the Trust during the primary offering period, which results in a discretionary liquidation amount of $1,542,428.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 50,
Great Plains Utilities Income Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 50, Great Plains Utilities Income Trust, Series 2 as of January 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 50, Great Plains Utilities Income Trust, Series 2 at January 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
May 12, 1999

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 1999


                                    ASSETS

Equity securities, at market value (cost $3,032,952)
  (Note 1)                                                        $4,213,140
Dividends receivable                                                  13,669
Cash                                                                  19,617
                                                                  __________
                                                                   4,246,426

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      374
Distributions payable to unit holders                                 16,231
Unit redemptions payable                                               1,511
                                                                  __________
                                                                      18,116
                                                                  __________
Net assets, applicable to 305,737 outstanding
    Units of fractional undivided interest:
  Cost of Trust assets                               $3,032,952
  Net unrealized appreciation (Note 2)                1,180,188
  Distributable funds                                    15,170
                                                     __________
                                                                  $4,228,310
                                                                  ==========

Net asset value per 100 Units                                      $1,382.99
                                                                  ==========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                               January 31, 1999


   Number                                                            Market
 of Shares        Name of Issuer of Equity Securities                Value

      537 (1)     Alltel Corporation                                   $34,670
    9,071         Ameren Corporation                                   356,037
    3,444 (2)     Black Hills Corporation                               85,456
    2,092         CILCORP, Inc.                                        120,551
    6,511         Empire District Electric Company                     161,961
   14,968 (3)     Interstate Energy Company                            430,330
    8,528         Kansas City Power & Light Company                    241,453
    4,869 (2)     MDU Resources Group, Inc.                            111,987
    1,487         Mediaone Group, Inc. (formerly
                   U.S. West Media Group, Inc.)                         83,366
   27,387         Midamerican Energy Holdings Company                  734,328
    4,052         Minnesota Power & Light Company                      163,855
    3,100         Montana Power Company                                162,750
    7,157         New Century Energies, Inc.                           314,908
    6,266 (4)     Northern States Power Company                        168,794
   14,632         Northwestern Public Service Company                  389,577
    1,683         Otter Tail Power Company                              72,579
    2,140 (5)     Sprint Corporation (FON Group)                       179,493
    1,103 (5)     Sprint Corporation (PCS Group)                        35,158
    1,484         US West, Inc.                                         91,545
    4,064         Utilicorp United, Inc.                               142,240
    4,202         Western Resources, Inc.                              132,102
                                                                    __________

                  Total investments                                 $4,213,140
                                                                    ==========


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                               January 31, 1999


(1) In June 1998, 360 Communications Company (360), one of the Trust's original holdings, was acquired by Alltel Corporation (Alltel). Each shareholder of 360 received .74 shares of Alltel for each share of 360 held.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) In April 1998, IES Industries, Inc. (IES), one of the Trust's original holdings, merged with Interstate Power Company (Interstate Power), which was also one of the Trust's original holdings, to form Interstate Energy Company (Interstate Energy). Each shareholder of IES received 1.14 shares of Interstate Energy Company for each share of IES held and each shareholder of Interstate Power received one share of Interstate Energy for each share of Interstate Power held.

(4)   The number of shares reflects the effect of a two for one stock split.

(5) In November 1998, Sprint Corporation (FON Group) one of the Trust's original holdings, spun off Sprint Corporation (PCS Group). Each shareholder of FON Group received .5 shares of PCS Group for each share of FON Group held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                 Year ended January 31,

                                              1999        1998         1997

Dividend income                             $224,441     279,506     346,726

Expenses:
  Trustee's fees and related expenses        (5,715)     (7,424)     (8,259)
  Evaluator's fees                           (1,022)     (1,311)     (1,680)
  Supervisory fees                             (841)     (1,245)     (1,385)
                                            ________________________________
Total expenses                               (7,578)     (9,980)    (11,324)
                                            ________________________________
    Investment income - net                  216,863     269,526     335,402

Net gain (loss) on investments:
  Net realized gain (loss)                   207,882     125,463       8,280
  Change in net unrealized appreciation
    or depreciation                          341,978     694,523    (59,348)
                                            ________________________________
                                             549,860     819,986    (51,068)
                                            ________________________________
Net increase (decrease) in net assets
   resulting from operations                $766,723   1,089,512     284,334
                                            ================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                 Year ended January 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                    $216,863    269,526     335,402
  Net realized gain (loss) on investments     207,882    125,463       8,280
  Change in net unrealized appreciation
    or depreciation on investments            341,978    694,523    (59,348)
                                           _________________________________
                                              766,723  1,089,512     284,334

Unit redemptions (63,139, 129,762 and
  111,660 in 1999, 1998 and 1997,
  respectively)                             (840,531)(1,429,395) (1,120,973)

Distributions to unit holders:
  Investment income - net                   (207,854)  (265,415)   (332,362)
  Principal from investment transactions            -          -           -
                                           _________________________________
                                            (207,854)  (265,415)   (332,362)
                                           _________________________________
Total increase (decrease) in net assets     (281,662)  (605,298) (1,169,001)

Net assets:
  At the beginning of each year             4,509,972  5,115,270   6,284,271
                                           _________________________________
  At the end of each year (including
    distributable funds applicable to
    Trust Units of $15,170, $12,509 and
    $12,638 at January 31, 1999, 1998
    and 1997, respectively)                $4,228,310  4,509,972   5,115,270
                                           =================================

Trust Units outstanding at the end of
  each year                                   305,737    368,876     498,638


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator) an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the Trust's equity securities is based on the market value of such
securities on the dates the securities were deposited in the Trust.   The cost
of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.74 per annum per 100 Units outstanding based on the largest aggregate number of Units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.30 per 100 Units outstanding. The Trust also pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at January 31, 1999 follows:

               Unrealized appreciation                           $1,194,407
               Unrealized depreciation                             (14,219)
                                                                 __________

                                                                 $1,180,188
                                                                 ==========


3.  Other information

Cost to investors -

The cost to initial investors of Units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each month to unit holders of record on the fifteenth day of such month. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per 100 Units of the Trust outstanding throughout each year -

                                                      Year ended January 31,

                                                   1999      1998     1997

Dividend income                                    $66.72     63.97     62.57
Expenses                                            (2.25)    (2.29)    (2.05)
                                                _____________________________
    Investment income - net                         64.47     61.68     60.52

Distributions to unit holders:
  Investment income - net                          (61.75)   (60.33)   (60.00)
  Principal from investment transactions                -         -         -

Net gain (loss) on investments                     157.64    195.43     (4.38)
                                                _____________________________
    Total increase (decrease) in net assets        160.36    196.78     (3.86)

Net assets:
  Beginning of the year                          1,222.63  1,025.85  1,029.71
                                                _____________________________

  End of the year                               $1,382.99  1,222.63  1,025.85
                                                =============================

Dividend income, Expenses and Investment income - net per 100 Units have been calculated based on the weighted average number of Units outstanding during each year (336,371, 436,940 and 554,156 Units during the years ending January 31, 1999, 1998 and 1997, respectively). Distributions to unit holders of Investment income - net per 100 Units reflects the Trust's actual distributions paid or accrued during the period.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1
                                127,793 UNITS


PROSPECTUS
Part One
Dated May 26, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Sunbelt Utilities Income Trust, Series 1 (the "Trust") is a Unit investment trust consisting of a portfolio of common stocks issued by public utility companies incorporated or headquartered in the States of Alabama, Arkansas, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Texas (the "Sunbelt"), except up to 10% of the original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region. At April 16, 1999, each Unit represented a 1/127,793 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 100 Units is equal to the aggregate value of the Equity Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, multiplied by 100, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At April 16, 1999, the Public Offering Price per 100 Units was $1,271.32 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                     Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Number of Units                                                        127,793
Fractional Undivided Interest in the Trust per Unit                  1/127,793
Public Offering Price:
  Aggregate Value of Equity Securities in the Portfolio             $1,576,817
  Aggregate Value of Equity Securities per 100 Units                  1,233.88
  Income and Principal cash (overdraft) in the Portfolio                $(914)
  Income and Principal cash (overdraft) per 100 Units                   $(.72)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                $38.16
  Public Offering Price per 100 Units                                $1,271.32
  Redemption Price and Sponsor's Repurchase Price per 100 Units
    ($38.16 less than the Public Offering Price per 100 Units)       $1,233.16

Date Trust Established                                       February 17, 1993
Mandatory Termination Date                                       March 1, 2000

Calculation of Estimated Net Annual Dividends per 100 Units:
  Estimated Gross Annual Dividends per 100 Units (based on
    the most recent quarterly dividend declared by each issuer)         $59.67
  Estimated Annual Expense per 100 Units                                  2.50
                                                                        ______
  Estimated Net Annual Dividends per 100 Units                          $57.17
                                                                        ======

Evaluator's Annual Fee: $.30 per 100 Units outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                             Maximum of $.25 per 100
  an affiliate of the Sponsor                       Units outstanding annually

Trustee's Annual Fee:  $.74 per 100 Units outstanding
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each month.
Income Distribution Date:  Last day of each month.
Discretionary Liquidation Amount: The Trust may be terminated if the value of the Equity Securities is 20% of the total value of Equity Securities deposited in the Trust during the primary offering period, which results in a discretionary liquidation amount of $1,315,462.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 50,
Sunbelt Utilities Income Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 50, Sunbelt Utilities Income Trust, Series 1 as of January 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 50, Sunbelt Utilities Income Trust, Series 1 at January 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
May 12, 1999

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 1999


                                    ASSETS

Equity securities, at market value (cost $1,393,006)
  (Note 1)                                                        $1,861,895
Dividends receivable                                                   6,100
Cash                                                                   7,419
                                                                  __________
                                                                   1,875,414

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      177
Distributions payable to unit holders                                  6,625
                                                                  __________
                                                                       6,802
                                                                  __________

Net assets, applicable to 139,074 outstanding
    Units of fractional undivided interest:
  Cost of Trust assets                               $1,393,006
  Net unrealized appreciation (Note 2)                  468,889
  Distributable funds                                     6,717
                                                     __________
                                                                  $1,868,612
                                                                  ==========

Net asset value per 100 Units                                      $1,343.61
                                                                  ==========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                               January 31, 1999


   Number                                                            Market
 of Shares        Name of Issuer of Equity Securities                value

    2,085         AGL Resources, Inc.                                  $41,960
    1,164         ALLTEL Corp.                                          75,151
    6,625         Atmos Energy Corp.                                   197,511
    2,803 (1)     BellSouth Corp.                                      125,084
    3,482         Carolina Power & Light Co.                           144,938
    1,274         Central & South West Corp.                            33,682
    4,247         CLECO Corporation (formerly
                   Central Louisiana Electric Co.)                     133,781
      589         Dominion Resources, Inc.                              26,358
    1,102         Duke Power Co.                                        68,118
   10,230 (1)     Energen Corp.                                        174,554
    2,749         FPL Group, Inc.                                      150,851
    3,145         Florida Progress Corp.                               130,911
    1,526 (2)     LG & Energy Corporation                               40,248
    1,355         Piedmont Natural Gas Co.                              41,836
    3,168         Potomac Electric Power Company                        73,856
    4,778         SCANA Corp.                                          132,293
    5,182         The Southern Co.                                     139,593
    1,195         TECO Energy, Inc.                                     27,784
    2,353         Texas Utilities Co.                                  103,386
                                                                    __________

                  Total investments                                 $1,861,895
                                                                    ==========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                               January 31, 1999



(1)   The number of shares reflects the effect of a two for one stock split.

(2) In May 1998, KU Energy Corporation, one of the Trust's original holdings, was acquired by LG&E Corporation. Each shareholder of KU Energy Corporation received 1.67 shares of LG&E Corporation for each share of KU Energy Corporation held.



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                 Year ended January 31,

                                              1999        1998        1997

Dividend income                              $89,073     111,192     156,528

Expenses:
  Trustee's fees and related expenses        (2,948)     (3,685)     (5,074)
  Evaluator's fees                             (464)       (591)       (820)
  Supervisory fees                             (421)       (493)       (671)
                                            ________________________________
Total expenses                               (3,833)     (4,769)     (6,565)
                                            ________________________________
    Investment income - net                   85,240     106,423     149,963

Net gain (loss) on investments:
  Net realized gain (loss)                   109,317      64,988     105,741
  Change in net unrealized appreciation
    or depreciation                          (1,855)     243,936   (158,839)
                                            ________________________________
                                             107,462     308,924    (53,098)
                                            ________________________________
Net increase (decrease) in net assets
  resulting from operations                 $192,702     415,347      96,865
                                            ================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                 Year ended January 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                    $85,240     106,423     149,963
  Net realized gain (loss) on investments    109,317      64,988     105,741
  Change in net unrealized appreciation
    or depreciation on investments           (1,855)     243,936   (158,839)
                                          __________________________________
                                             192,702     415,347      96,865

Unit redemptions (31,251, 65,453
  and 109,684 in 1999, 1998 and
  1997, respectively)                      (421,802)   (719,925) (1,190,133)

Distributions to unit holders:
  Investment income - net                   (85,817)   (106,557)   (141,045)
  Principal from investment transactions           -           -           -
                                          __________________________________
                                            (85,817)   (106,557)   (141,045)
                                          __________________________________
Total increase (decrease) in net assets    (314,917)   (411,135) (1,234,313)

Net assets:
  At the beginning of the year             2,183,529   2,594,664   3,828,977
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $6,717, $9,030 and
    $11,901 at January 31, 1999, 1998
    and 1997, respectively)               $1,868,612   2,183,529   2,594,664
                                          ==================================

Trust units outstanding at the end of
  the year                                   139,074     170,325     235,778


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities, as reported by the First Trust Advisors L.P. (the Evaluator) an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $.74 per annum per 100 units outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.30 per 100 units outstanding. The Trust also pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at January 31, 1999 follows:

               Unrealized appreciation                             $490,838
               Unrealized depreciation                             (21,949)
                                                                   ________

                                                                   $468,889
                                                                   ========

3.  Other information

Cost to investors -

The cost to initial investors of Units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of each month to Unit holders of record on the fifteenth day of such month. Principal distributions to Unit holders, if any, are made on the last day of each month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per 100 Units of the Trust outstanding throughout each year -

                                                      Year ended January 31,

                                                    1999     1998     1997

Dividend income                                    $58.11     56.44     58.33
Expenses                                            (2.50)    (2.42)    (2.45)
                                                _____________________________
    Investment income - net                         55.61     54.02     55.88

Distributions to unit holders:
  Investment income - net                          (56.11)   (54.38)   (52.67)
  Principal from investment transactions                -         -         -

Net gain (loss) on investments                      62.13    181.87    (11.10)
                                                _____________________________
    Total increase (decrease) in net assets         61.63    181.51     (7.89)

Net assets:
  Beginning of the year                          1,281.98  1,100.47  1,108.36
                                                _____________________________

  End of the year                               $1,343.61  1,281.98  1,100.47
                                                =============================

Dividend income, Expenses and Investment income - net per 100 units have been calculated based on the weighted average number of units outstanding during each period (153,283, 197,019 and 268,367 Units during the years ending January 31, 1999, 1998 and 1997, respectively). Distributions to Unit holders of Investment income - net per 100 units reflects the Trust's actual distributions paid or accrued during the period.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50
                   SUNBELT UTILITIES INCOME TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


                   GREAT PLAINS UTILITIES TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated May 28, 1999                              PART ONE AND PART TWO

The Trusts. The Trusts consist of portfolios containing common stocks issued by public utility companies incorporated or headquartered in the States of Colorado, Iowa, Kansas, Minnesota, Missouri, Nebraska, North Dakota and South Dakota (the "Great Plains"), except up to 10% of a Trust's original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of the Trusts is to provide for income and potential capital appreciation by investing each Trust's portfolio in common stocks issued by public utility companies incorporated or headquartered in the Great Plains, except up to 10% of a Trust's original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region ("the Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Dividend Distributions. The estimated annual dividend distribution to Unit holders (based on the most recent quarterly or semi-annual ordinary dividend declared with respect to the Equity Securities in a Trust) is as indicated in Part One. The estimated annual dividend distributions per Unit will vary with changes in fees and expenses of each Trust, with changes in dividends received and with the sale or liquidation of Equity Securities; therefore, there is no assurance that the annual dividend distributions will be realized in the future.

Each month, the Trustee will distribute an amount substantially equal to the Unit holder's pro rata share of the balance of the Income Account calculated on the basis of one-twelfth of the estimated annual dividend distributions in the Income Account after deducting estimated expenses to Unit holders of record on the preceding Income Record Date. See "Summary of Essential Information" appearing in Part One for each Trust. Because dividends are not received by a Trust at a constant rate throughout the year, such distributions to Unit holders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account at the ensuing Record Date.

Portfolio. Each Trust consists of different issues of Equity Securities, all of which may be issued by public utility companies which may be incorporated or headquartered in the Great Plains, except at the Initial Date of Deposit, up to 10% of a portfolio may consist of equity securities of public utility companies outside this region. Each of the companies whose Equity Securities are included in a portfolio are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each of the Great Plains public utility companies whose Equity Securities are included in a portfolio, in the view of the Sponsor, has significant ties with the Great Plains. Each of the Great Plains companies may be incorporated in or has its corporate headquarters in one of the states in the Great Plains and each Great Plains company provides economic contributions to the Great Plains through employment and the payment of taxes.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The utility industry is recognized for its relative safety, stability and as a high-yielding sector of the equity market. As such, a Trust may be a suitable investment for investors seeking a fixed portfolio with a known maturity, bond buyers needing a conservative equity investment and utility stock buyers desiring greater diversification and frequent monthly income.

An investment in Units of a Trust should be made with an understanding of the characteristics of the utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental and other regulatory considerations, the difficulty to the capital markets in absorbing utility debt and securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Equity Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Equity Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Equity Securities in a Trust's portfolio to make dividend payments on their Equity Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Certain of the issuers of the Equity Securities in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

In view of the uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or its ability to pay dividends.

Other general problems of the gas, water, telephone and electric utility industries (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any Equity Securities in the Trusts to make dividend payments.

The average common stock dividend yield of utilities has exceeded that of the Standard & Poor's ("S&P") 500 stocks. There can be no assurance that the historical investment performance for any industry (including the public utilities industry) is indicative of future performance. However, during periods of lower interest rates, dividend yields on utility common stocks are often attractive. In times of both economic weakness and lower interest rates, utility stocks have outperformed most other equity issues in terms of price and dividend stability. However, during periods of rising interest rates, the prices of utility common stocks typically decline.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                            Discount
Dollar Amount                               per 100
of Transaction                              Units
_________________                           _________
$ 50,000 to $  99,999                        .25%
$100,000 to $249,999                         .50%
$250,000 to $499,999                        1.00%
$500,000 or more                            2.00%

A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold.

Any such reduced sales charge shall be the responsibility of the selling underwriter or dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one underwriter or dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the underwriter or dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the underwriters and their subsidiaries, the sales charge is reduced by 2.0% of the Public Offering Price.

                   Great Plains Utilities Trust Series

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                  SUNBELT UTILITIES INCOME TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated May 28, 1999                                PART ONE AND PART TWO

The Trusts. The Trusts consist of portfolios containing common stocks issued by public utility companies incorporated or headquartered in the States of Alabama, Arkansas, Florida, Georgia, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee and Texas (the "Sunbelt"), except up to 10% of a Trust's original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of the Trusts is to provide for income and potential capital appreciation by investing each Trust's portfolio in common stocks issued by public utility companies incorporated or headquartered in the Sunbelt, except up to 10% of the original portfolio at the Initial Date of Deposit may consist of equity securities of public utility companies outside this region ("the Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Dividend Distributions. The estimated annual dividend distribution to Unit holders (based on the most recent quarterly or semi-annual ordinary dividend declared with respect to the Equity Securities in a Trust) is as indicated in Part One. The estimated annual dividend distributions per Unit will vary with changes in fees and expenses of each Trust, with changes in dividends received and with the sale or liquidation of Equity Securities; therefore, there is no assurance that the annual dividend distributions will be realized in the future.

Each month, the Trustee will distribute an amount substantially equal to the Unit holder's pro rata share of the balance of the Income Account calculated on the basis of one-twelfth of the estimated annual dividend distributions in the Income Account after deducting estimated expenses to Unit holders of record on the preceding Income Record Date. See "Summary of Essential Information" appearing in Part One for each Trust. Because dividends are not received by a Trust at a constant rate throughout the year, such distributions to Unit holders may be more or less than the amount credited to the Income Account as of the Record Date. For the purpose of minimizing fluctuation in the distributions from the Income Account, the Trustee is authorized to advance such amounts as may be necessary to provide income distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Income Account at the ensuing Record Date.

Portfolio. Each Trust consists of different issues of Equity Securities, all of which may be issued by public utility companies which may be incorporated or headquartered in the Sunbelt, except at the Initial Date of Deposit, up to 10% of a portfolio may consist of equity securities of public utility companies outside this region. Each of the companies whose Equity Securities are included in a portfolio are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each of the Sunbelt public utility companies whose Equity Securities are included in a portfolio, in the view of the Sponsor, has significant ties with the Sunbelt. Each of the Sunbelt companies may be incorporated in or has its corporate headquarters in one of the states in the Sunbelt and each Sunbelt company provides economic contributions to the Sunbelt through employment and the payment of taxes.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The utility industry is recognized for its relative safety, stability and as a high-yielding sector of the equity market. As such, a Trust may be a suitable investment for investors seeking a fixed portfolio with a known maturity, bond buyers needing a conservative equity investment and utility stock buyers desiring greater diversification and frequent monthly income.

An investment in Units of a Trust should be made with an understanding of the characteristics of the utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental and other regulatory considerations, the difficulty to the capital markets in absorbing utility debt and securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Equity Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Equity Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Equity Securities in a Trust's portfolio to make dividend payments on their Equity Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Certain of the issuers of the Equity Securities in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

In view of the uncertainties discussed above, there can be no assurance that any company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or its ability to pay dividends.

Other general problems of the gas, water, telephone and electric utility industries (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any Equity Securities in the Trusts to make dividend payments.

The average common stock dividend yield of utilities has exceeded that of the Standard & Poor's ("S&P") 500 stocks. There can be no assurance that the historical investment performance for any industry (including the public utilities industry) is indicative of future performance. However, during periods of lower interest rates, dividend yields on utility common stocks are often attractive. In times of both economic weakness and lower interest rates, utility stocks have outperformed most other equity issues in terms of price and dividend stability. However, during periods of rising interest rates, the prices of utility common stocks typically decline.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                                Discount
Dollar Amount                                   per 100
of Transaction                                  Units
________________                                ________
$ 50,000 to $   99,999                           .25%
$100,000 to $ 249,999                            .50%
$250,000 to $ 499,999                           1.00%
$500,000 or more                                2.00%

A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold.

Any such reduced sales charge shall be the responsibility of the selling underwriter or dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one underwriter or dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the underwriter or dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the underwriters and their subsidiaries, the sales charge is reduced by 2.0% of the Public Offering Price.

                  Sunbelt Utilities Income Trust Series

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 50 GREAT PLAINS UTILITIES INCOME TRUST, SERIES 2 SUNBELT UTILITIES INCOME TRUST, SERIES 1, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 28, 1999.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 50
                     GREAT PLAINS UTILITIES INCOME TRUST, SERIES
                       2 SUNBELT UTILITIES INCOME TRUST, SERIES
                       1
                                    (Registrant)
                     By NIKE SECURITIES L.P.
                                    (Depositor)


                     By Robert M. Porcellino
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen    Director of       )
                      Nike Securities     )
                        Corporation,      )    May 28, 1999
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
David J. Allen        Director of Nike    )    Attorney-in-Fact**
                  Securities Corporation,
                  the General Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated May 12, 1999 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated May 26, 1999.



                                        ERNST & YOUNG LLP





Chicago, Illinois
May 25, 1999